STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9%
Alabama - 1.9%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,500,000	1,772,325
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Refunding, Ser. B	5.00	7/1/2038	2,975,000	3,581,335
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	3,260,000	4,014,723
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,584,960
				11,953,343
Arizona - 1.0%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000	5,900,150
Arkansas - .6%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,890,915
University of Arkansas, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2036	1,585,000	1,836,635
				3,727,550
California - 3.9%
California, GO	5.00	10/1/2030	2,500,000	3,272,925
California, GO, Refunding	5.00	4/1/2033	4,645,000	6,092,614
California, GO, Refunding	5.00	8/1/2030	2,500,000	3,112,275
California State Public Works Board, Revenue Bonds, Refunding (Various Capital Projects) Ser. H	5.00	12/1/2026	4,355,000	5,221,514
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2031	1,000,000	[a] 1,162,990
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[b] 4,754,414
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding, Ser. A1	4.75	6/1/2025	305,000	306,446
University of California, Revenue Bonds, Refunding, Ser. Q	5.25	5/15/2023	125,000	125,405
				24,048,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Colorado - 4.0%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	3,132,450
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health) Ser. A	5.00	8/1/2034	1,000,000	1,257,360
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System) Ser. A	5.00	1/1/2030	1,750,000	2,319,905
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	18,270,961
				24,980,676
Connecticut - 2.7%
Connecticut, GO, Ser. A	5.00	10/15/2025	5,500,000	6,319,940
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000	6,383,190
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	2,500,000	3,026,750
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,205,460
				16,935,340
District of Columbia - 2.1%
District of Columbia Water & Sewer Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	4,730,000	5,283,457
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	4,431,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,422,190
				13,136,647
Florida - 6.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,446,600
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	3,605,000	4,004,831
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000	6,334,850
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2025	6,000,000	7,163,400
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Project)	5.00	3/1/2029	1,635,000	2,009,153

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Florida - 6.7% (continued)
Florida Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000	1,761,378
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2030	1,250,000	1,504,250
Hillsborough County, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000	1,550,090
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000	2,959,050
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	1,000,000	1,111,870
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.75	10/1/2028	1,500,000	1,754,595
Orange County, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000	4,019,669
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida)	5.00	8/15/2031	1,750,000	2,179,485
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,963,025
				41,762,246
Georgia - 2.9%
Atlanta, Revenue Bonds, Refunding (Georgia Water & Wastewater Project)	5.00	11/1/2031	2,000,000	2,401,640
Atlanta Development Authority, Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.00	7/1/2027	1,000,000	1,212,050
DeKalb County, Revenue Bonds, Refunding, Ser. B	5.25	10/1/2025	3,000,000	3,738,030
Fulton County Development Authority, Revenue Bonds (WellStar Health System) Ser. A	5.00	4/1/2036	1,350,000	1,623,537
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2028	2,500,000	3,029,125
Main Street Natural Gas, Revenue Bonds (Guaranty Agreement; Merrill Lynch and Co., Inc.) Ser. A	5.50	9/15/2028	2,530,000	3,303,826
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x .67 +.75%	2.24	9/1/2023	2,500,000	[c] 2,515,625
				17,823,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	2,042,668
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,907,205
				3,949,873
Illinois - 13.7%
Chicago, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,415,340
Chicago, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,432,932
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	3,071,250
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,971,265
Chicago O'Hare International Airport, Revenue Bonds	5.50	1/1/2026	3,300,000	3,767,016
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,530,000	3,943,928
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,684,440
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,574,350
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,128,300
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	2,060,000	2,306,005
Cook County, GO, Refunding, Ser. A	5.25	11/15/2033	3,500,000	3,651,655
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	3,126,994
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2028	9,005,000	10,168,176
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2028	1,205,000	1,442,349
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center) Ser. B	5.00	11/15/2033	2,140,000	2,484,454
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A1	5.00	1/1/2025	5,000,000	5,062,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 13.7% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.)	5.55	6/15/2021	1,000,000	1,002,720
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	5,000,000	5,384,250
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,754,940
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.25	6/1/2021	3,300,000	3,519,615
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,421,560
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,267,140
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2026	7,595,000	8,528,046
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2032	3,655,000	4,167,870
				85,276,745
Indiana - 2.7%
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) Ser. A	5.25	10/1/2023	2,500,000	2,708,900
Indiana Finance Authority, Revenue Bonds, Refunding (Butler University Project) Ser. B	5.00	2/1/2030	1,400,000	1,515,948
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000	1,619,700
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,621,570
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000	2,850,676
Whiting, Revenue Bonds (BP Products North America Inc. Project)	5.00	11/1/2024	4,000,000	4,702,360
				17,019,154
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (IOWA Fertilizer Company)	3.13	12/1/2022	1,670,000	1,698,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Iowa - .7% (continued)
Iowa Finance Authority, Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2032	2,280,000	2,703,145
				4,401,451
Kentucky - 2.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	6,000,000	6,606,960
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	7,000,000	7,847,630
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2023	1,685,000	1,793,430
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2021	510,000	[d] 548,673
				16,796,693
Maryland - 1.3%
Maryland Economic Development Corp., Revenue Bonds (Purple Line Light Rail Project)	5.00	3/31/2024	1,000,000	1,075,760
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,835,123
Maryland State Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000	2,908,096
				7,818,979
Massachusetts - 3.0%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	4,156,950
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2034	2,630,000	3,210,783
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2022	6,645,000	7,327,242
Massachusetts Federal Highway, Revenue Bonds, Ser. A	5.00	6/15/2026	1,500,000	1,832,145
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,279,940
				18,807,060
Michigan - 5.5%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,958,550
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	8/15/2030	3,870,000	4,371,049
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	8/1/2025	3,180,000	3,748,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Michigan - 5.5% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,166,490
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2023	5,000,000	5,716,000
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,489,540
Michigan State Hospital Finance Authority, Revenue Bonds, Refunding (Ascension Health Senior Credit Group) Ser. F	4.00	6/1/2023	2,500,000	2,750,425
Michigan Strategic Fund, Revenue Bonds	5.00	6/30/2031	4,395,000	5,503,595
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2032	940,000	1,208,013
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2031	1,000,000	1,290,010
				34,201,970
Minnesota - .2%
Western Minnesota Municipal Power Agency, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,163,690
Missouri - 3.5%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,495,000	1,687,601
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2030	2,425,000	2,730,647
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2035	3,705,000	4,354,561
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,228,035
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System, Inc.)	5.00	11/15/2028	1,300,000	1,581,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Missouri - 3.5% (continued)
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System, Inc.)	5.00	11/15/2026	1,000,000	1,223,650
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,771,278
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,887,866
				21,464,776
Nebraska - 1.5%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,183,880
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	2,250,000	2,637,742
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2029	4,750,000	5,576,025
				9,397,647
Nevada - .1%
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	625,415
New Jersey - 4.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,479,050
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,632,946
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,622,120
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,933,175
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,804,112
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,591,882
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,735,364
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,595,275

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 4.9% (continued)
Rutgers University, GO, Refunding, Ser. J	5.00	5/1/2029	6,840,000	7,725,370
				30,119,294
New York - 6.0%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	3,500,000	4,336,850
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,665,075
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	3,035,000	3,124,259
New York City Transitional Finance Authority, Revenue Bonds, Ser. I	5.00	5/1/2028	4,400,000	4,998,224
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2025	2,925,000	3,416,985
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	3,000,000	3,488,280
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc-Laguardia)	5.00	1/1/2023	3,580,000	3,951,819
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,137,090
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	1,000,000	1,060,040
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	5.38	6/1/2028	735,000	735,265
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. 2003 B2, 1 Month LIBOR x .67 +.35%	1.84	12/3/2019	2,500,000	[c] 2,501,175
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,594,840
				37,009,902
North Carolina - .8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health)	5.00	6/1/2032	2,500,000	2,952,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
North Carolina - .8% (continued)
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,856,790
				4,809,590
Ohio - .8%
Montgomery County, Revenue Bonds, Ser. A	5.75	11/15/2022	2,970,000	3,114,698
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems) Ser. A	5.00	1/1/2031	1,250,000	1,587,425
				4,702,123
Oregon - .5%
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	3,010,650
Pennsylvania - 6.4%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000	3,129,975
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	1.77	9/1/2022	6,500,000	[c] 6,512,285
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University)	5.00	9/1/2032	1,000,000	1,251,680
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System) Ser. C	5.00	8/15/2025	1,700,000	2,075,598
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,750,000	1,797,337
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000	1,950,031
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	4,276,578
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,977,608
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000	3,930,452
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000	1,986,369
Philadelphia, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,227,780
The Philadelphia School District, GO, Refunding, Ser. C	5.00	9/1/2021	3,055,000	3,169,043

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 6.4% (continued)
The Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2030	2,490,000	2,994,947
The Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2026	10,000	[d] 12,549
The Philadelphia School District, GO, Ser. A	5.00	9/1/2032	2,000,000	2,482,860
				39,775,092
South Carolina - .8%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,518,440
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,740,454
				5,258,894
Tennessee - 1.4%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000	2,804,100
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	3,500,000	3,934,875
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,832,864
				8,571,839
Texas - 7.6%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,749,255
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2032	1,350,000	1,582,767
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,877,400
Cypress-Fairbanks Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	2/15/2027	5,000,000	5,828,650
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. E	5.00	11/1/2022	4,000,000	4,450,080
Harris County, GO, Refunding, Ser. A	5.00	10/1/2027	2,500,000	3,059,700
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,715,112
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	3,241,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 7.6% (continued)
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2025	2,000,000	2,413,060
Love Field Airport, Revenue Bonds	5.00	11/1/2024	1,000,000	1,180,480
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,592,680
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	2,207,012
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,871,750
San Antonio, Revenue Bonds, Refunding	5.00	2/1/2028	5,000,000	5,623,750
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,692,460
				47,085,970
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000	4,904,284
Utah - 1.5%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	6,060,250
Utah Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,645,000	3,151,914
				9,212,164
Virginia - 1.3%
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	5,007,325
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	2,900,000	3,119,269
				8,126,594
Washington - 2.8%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,551,988
King County Public Hospital District No. 1, GO, Refunding	5.00	12/1/2030	6,930,000	8,446,215
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	3,180,275

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Washington - 2.8% (continued)
Port of Seattle, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	2,485,000	2,741,502
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,668,152
				17,588,132
Wisconsin - 2.0%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. - Central District Development Project)	5.00	3/1/2036	4,500,000	5,424,345
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin)	5.00	8/15/2034	1,835,000	2,248,224
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,566,890
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (UnityPoint Health) Ser. A	5.00	12/1/2028	1,890,000	2,215,477
				12,454,936
Total Investments (cost $572,728,533)			98.9%	613,821,285
Cash and Receivables (Net)			1.1%	6,729,831
Net Assets			100.0%	620,551,116

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $1,162,990 or .19% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	613,821,285	-	613,821,285

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2019, accumulated net unrealized appreciation on investments was $41,092,752, consisting of $41,228,020 gross unrealized appreciation and $135,268 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.